Schedule of Allocation Of Fair Value of Assets Acquired And Liabilities Assumed (Detail) (Cyalume Specialty Products Inc [Member], USD $)	Aug. 31, 2011
Cyalume Specialty Products Inc [Member]
Business Acquisition [Line Items]
Cash	$ 200,000
Restricted cash	750,000	[1]
Accounts receivable	359,000	[2]
Inventories	1,015,000
Other current assets	1,000
Property, plant and equipment	1,062,000
Patents	50,000
Customer backlog	140,000
Customer relationships	920,000
Non-compete agreements	160,000
Goodwill	2,978,000	[3]
Total assets	7,635,000
Accounts payable	130,000
Accrued expenses	122,000
Customer prepayments	4,000
Line of credit	750,000	[1]
Deferred tax liability	56,000
Total liabilities	1,062,000
Net assets	$ 6,573,000

[1]	The $750,000 line of credit, which was payable to one of the sellers, was secured by $750,000 of restricted cash. The line of credit accrued interest at an annual rate of 2%, calculated quarterly, and this interest was added to the principal amount outstanding on the line of credit. If CSP's net working capital, as defined in the APA, did not exceed certain amounts and other restrictions were not met, CSP could use all or a portion of the restricted cash for its general business purposes. During 2012, this line of credit was paid in full using the restricted cash and other non-restricted cash.
[2]	The gross contractual accounts receivable is $359,000, which equals the accounts receivables' fair value of $359,000 since the contractual accounts receivable are expected to be collected.
[3]	For U.S. federal tax purposes, goodwill has a basis of $7.0 million, all of which is expected to be deductible for tax purposes. The amount of goodwill recorded under U.S. GAAP has not changed from the acquisition date through December 31, 2012. Goodwill resulted from this transaction because we believe the acquisition of JFC's business assets and liabilities will augment our research, development and production capabilities. These operations offer a wide range of services that will accelerate the development and deployment of new chemical-light products by CTI and CTSAS and provide additional sources of revenues and business opportunities. We also believe that vertically integrating the chemical manufacturing process at a United States-based facility will allow us to more effectively manage our supply chain.